Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18: - SUBSEQUENT EVENTS

On March 14, 2022 the Company announced that it had been negotiating with EIB the terms of restructuring of its outstanding €24,000 EIB loan. The parties have reached a commercial agreement, which is still subject to EIB’s formal approval of the new terms, that would entail the following:

●	An extension of the maturity dates from 2023 (€20,000) and 2024 (€4,000) until December 2027.

●	Although the EIB loan has been outstanding since 2018, interest on the EIB loan will only begin to accrue starting January 1, 2022 at an annual rate of 7%. The interest payments will be deferred until the new maturity date and will be added to the principal balance at the end of each year during the EIB loan period.

●	$900 will be paid by the Company as a reduction of principal shortly after the new terms become effective, and going forward 10% of any capital raises by the Company until maturity will be used to further repay the EIB loan principal.

Once the Company’s commercial sales exceed €5,000, 3% of the Company’s topline revenues will be paid to EIB as royalties up to a combined maximum of 2.8 times the original €24,000 principal.

If the Company chooses to prepay any portion of the EIB loan (other than as required from future capital raises) the amount prepaid will be calculated such that the EIB realizes at least 20% IRR on its investment at the point of prepayment.

On March 23, 2022, the Company executed an additional research collaboration agreement with MPG and UMG covering development and commercialization of NanoAbs for several other disease indications with large market sizes that leverage their unique binding affinity, stability at high temperatures, and potential for more effective and convenient routes of administration. These targets are the basis for validated and currently marketed monoclonal antibodies, including for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis.